CONVERTIBLE SENIOR NOTES AND CALL OPTIONS (Details)		12 Months Ended
	Feb. 01, 2017	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	May 17, 2019 USD ($)	Jul. 17, 2017 CNY (¥)	Jan. 22, 2014 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount					¥ 300,000,000						¥ 300,000,000
Interest rate											7.37%
Fair value of convertible notes		¥ 1,098,736,489		¥ 1,831,612,124
Foreign exchange gain (loss)		8,599,149		38,359,987
Change in fair value of convertible senior notes		¥ (327,761,941)	$ (51,433,001)	1,202,082,070	114,149,092
Amount of conversion of convertible securites | $			$ 15,750,000
Ordinary shares issued upon a conversion of convertible securities | shares		3,281,244	3,281,244
Reclassification of change in instrument-specific credit risk (Note 24)		¥ 14,252,339	$ 2,236,503
Proceeds from exercise of share options		10,185,136	1,598,270	¥ 114,758,281	¥ 38,245,122
Proceeds from Exercise of Call Options		¥ 621,058,952	$ 97,457,702
2019 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $								$ 1,000				$ 150,000,000
Interest rate												4.00%
Convertible debt, conversion rate		21.8221	21.8221
Convertible debt, conversion price | $ / shares								$ 45.83
Debt covenant, ownership interest threshold		50.00%						50.00%
Face value of notes repurchased | $						$ 61,100,000	$ 88,900,000		$ 10,200
Percentage of notes repurchased	100.00%			0.00%		40.70%	59.30%
Percentage of price redeemed at				100.00%		100.00%	96.00%
Percentage Of principal Amount		100.00%	100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	100.00%			0.00%		40.70%	59.30%
2024 Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount | $								$ 1,000		$ 85,000,000
Interest rate										4.50%
Convertible debt, conversion rate		52.0833	52.0833
Convertible debt, conversion price | $ / shares								$ 19.20
Debt covenant, ownership interest threshold		50.00%						50.00%
Percentage of notes repurchased		100.00%	100.00%
Fair value of convertible notes		¥ 327,761,941		¥ 1,202,082,070
Foreign exchange gain (loss)		¥ 56,224,381		¥ 60,325,828
Percentage Of principal Amount		100.00%	100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		100.00%	100.00%
Proceeds from Exercise of Call Options		¥ 621,058,952